Expense Example - Muhlenkamp Fund - Muhlenkamp Fund Class	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	398
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	$ 1,521